Shareholder Report, Holdings (Details)	May 31, 2026
C000016782 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000016782 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000016782 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000016782 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000016782 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000016782 | AstraZeneca PLC
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000016782 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000016782 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000016782 | Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000016782 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000016782 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000016782 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000016782 | Health Care Equipment
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000016782 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016782 | Managed Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016782 | Health Care Distributors
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016782 | Health Care Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016782 | Health Care Supplies
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016782 | Health Care Technology
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016782 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000016782 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016782 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016782 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016785 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000016785 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000016785 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000016785 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000016785 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000016785 | AstraZeneca PLC
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000016785 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000016785 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000016785 | Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000016785 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000016785 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000016785 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000016785 | Health Care Equipment
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000016785 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016785 | Managed Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016785 | Health Care Distributors
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016785 | Health Care Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016785 | Health Care Supplies
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016785 | Health Care Technology
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016785 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000016785 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016785 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016785 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016786 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000016786 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000016786 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000016786 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000016786 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000016786 | AstraZeneca PLC
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000016786 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000016786 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000016786 | Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000016786 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000016786 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000016786 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000016786 | Health Care Equipment
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000016786 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016786 | Managed Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016786 | Health Care Distributors
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016786 | Health Care Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016786 | Health Care Supplies
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016786 | Health Care Technology
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016786 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000016786 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016786 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016786 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016787 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000016787 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000016787 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000016787 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000016787 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000016787 | AstraZeneca PLC
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000016787 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000016787 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000016787 | Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000016787 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000016787 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000016787 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000016787 | Health Care Equipment
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000016787 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016787 | Managed Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016787 | Health Care Distributors
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016787 | Health Care Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016787 | Health Care Supplies
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016787 | Health Care Technology
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016787 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000016787 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016787 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016787 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%